TEMPLETON INSTITUTIONAL FUNDS, INC.



TIFI                         Emerging Markets Series

                                SEMIANNUAL REPORT

                                  JUNE 30, 1998



[LOGO] Templeton

PAGE

            MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

              - ARE NOT FDIC INSURED;
              - ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY
                FINANCIAL INSTITUTION;
              - ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE
                PRINCIPAL AMOUNT INVESTED.



INVESTING IN DEVELOPING MARKETS INVOLVES SPECIAL CONSIDERATIONS, WHICH MAY INCLUDE RISKS RELATED TO MARKET AND CURRENCY VOLATILITY, ADVERSE SOCIAL, ECONOMIC, AND POLITICAL DEVELOPMENTS, AND THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THESE SPECIAL RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A
WELL-DIVERSIFIED PORTFOLIO.

PAGE

June 30, 1998



[PHOTO OF MARK MOBIUS]



MARK MOBIUS JOINED TEMPLETON IN 1987 AS MANAGING DIRECTOR OF ITS FAR EAST DIVISION IN HONG KONG, WITH RESPONSIBILITY FOR THE TEMPLETON GROUP'S RESEARCH EXPERTISE, PRINCIPALLY IN EMERGING MARKETS COUNTRIES. IN THIS CAPACITY, HE DIRECTS THE ANALYSTS BASED IN HONG KONG AND SINGAPORE AND MANAGES OUR EMERGING MARKETS PORTFOLIOS. DR. MOBIUS HAS SPENT OVER TWENTY YEARS WORKING IN ASIA, AND HAS EXTENSIVE EXPERIENCE IN ECONOMIC RESEARCH AND ANALYSIS.

PRIOR TO JOINING TEMPLETON, FROM 1983 TO 1986 HE WAS PRESIDENT OF INTERNATIONAL INVESTMENT TRUST COMPANY LTD. IN TAIPEI, TAIWAN - THAT COUNTRY'S FIRST AND LARGEST INVESTMENT MANAGEMENT FIRM. BEFORE THAT, HE SERVED AS A DIRECTOR AT VICKERS DA COSTA, AN INTERNATIONAL SECURITIES FIRM. INITIALLY, HE STARTED IN THAT FIRM'S HONG KONG OFFICE IN 1980, AND THEN MOVED TO TAIWAN IN 1983 TO OPEN THAT FIRM'S OFFICE THERE AND TO DIRECT OPERATIONS IN INDIA, INDONESIA, THAILAND, THE PHILIPPINES, AND KOREA. BEFORE JOINING VICKERS, DR. MOBIUS OPERATED HIS OWN CONSULTING FIRM IN HONG KONG FOR TEN YEARS, AND WAS A RESEARCH SCIENTIST FOR MONSANTO OVERSEAS ENTERPRISES COMPANY IN HONG KONG AND THE AMERICAN INSTITUTE FOR RESEARCH IN KOREA AND THAILAND.

DR. MOBIUS HOLDS BACHELORS AND MASTERS DEGREES FROM BOSTON UNIVERSITY, AND RECEIVED HIS PH.D. IN ECONOMICS AND POLITICAL SCIENCE IN 1964 FROM THE MASSACHUSETTS INSTITUTE OF TECHNOLOGY. HE ALSO STUDIED AT THE UNIVERSITY OF WISCONSIN, UNIVERSITY OF NEW MEXICO, AND KYOTO UNIVERSITY IN JAPAN.



PAGE


Dear Shareholder:

     We understand that the recent declines in emerging markets, particularly those in Asia, have been unsettling for many investors. However, market declines often give us opportunities to buy stocks at attractive prices. In addition, the factors which helped build the economies of many Asian countries - discipline, hard work, a high savings rate, and emphasis on education - have not disappeared as a result of the recent crisis. Economic adjustments take time and problems are bound to arise along the way to recovery. Some Asian countries are still at the early stage of a difficult but constructive reform process. Although some progress has been made in reforming the region's financial and corporate sectors, there are significant challenges ahead. Our strategy continues to be to identify and buy stocks of


                           TOTAL RETURNS AS OF 6/30/98

                                                                                 CUMULATIVE
                           ONE-YEAR          THREE-YEAR         FIVE-YEAR          SINCE
                           AVERAGE            AVERAGE            AVERAGE        INCEPTION(1,3)
                           ANNUAL(1,2)       ANNUAL(1,2)       ANNUAL(1,2)        (05/03/93)
  TIFI Emerging
  Markets Series            -39.6%              -5.6%             -0.1%             0.1%

  IFC Investable
  Composite Index(4)        -38.1%              -8.1%             -0.1%             4.4%

(1) The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees in order to limit the total expenses of the Fund to an annual rate of 1.6% of average net assets through April 30, 1999. If these fee waivers are insufficient to so limit the Fund's expenses, the Fund Administrator has agreed to make certain payments to reduce the Fund's expenses. After April 30, 1999, these agreements may end at any time upon notice to the Board. These voluntary agreements did not result in any fee waivers for the Fund for the fiscal year ended December 31, 1997. Past expense waivers by the Fund's Investment Manager and Fund Administrator increased the Fund's total returns. If they had not taken this action, the Fund's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) The IFC Investable Composite Index is unmanaged, does not contain cash, and does not include management or operating expenses. The index includes reinvested dividends. One cannot invest directly in an index.

    All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

    You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 8 of this report.

                                                                    continued

PAGE


TEMPLETON INSTITUTIONAL FUNDS, INC. EMERGING MARKETS SERIES

letter continued...............................................................



                       GEOGRAPHIC DISTRIBUTION ON 6/30/98
              (Equity Assets as a Percentage of Total Net Assets)

[PIE CHART APPEARS HERE]

Australia/New Zealand                             0.5%

Asia                                             29.0%

Europe                                            9.9%

Middle-East/Africa                                4.4%

Latin America/Caribbean                          26.7%

                        FUND ASSET ALLOCATION ON 6/30/98

[PIE CHART APPEARS HERE]

Short-Term Investments &
  Other Net Assets                               29.5%

Equity*                                          70.5%


*Equity includes convertible and preferred securities


high-quality companies at distressed prices that in our view, have the potential for long-term capital appreciation. Within this challenging environment, the unmanaged International Finance Corporation ("IFC") Investable Composite Index reported cumulative total returns of -21.2% and -15.7% for the quarter and year-to-date periods ended June 30, 1998, compared to -22.2% and -18.4% cumulative total returns for the Templeton Institutional Funds, Inc. Emerging Markets Series (the "Fund"). For the one-year, three-year, and five-year periods ended June 30, 1998, the Fund reported average annual total returns of -39.6%, -5.6%, and -0.1% versus the IFC Investable Composite Index average annual total returns of -38.1%, -8.1%, and -0.1%, respectively.

     The first half of 1998 saw declines in most emerging markets. Markets in Asia continued to be volatile as a result of sharp exchange rate fluctuations, signs of economic slowdowns, lower corporate earnings, and, in some cases, political instability. In June, turmoil in Asia resulted in the U.S. dollar reaching an eight-year high against the Japanese yen as many investors sought safety in the U.S. dollar. Realizing that further yen weakness could increase the risk of a downward spiral in Asia, the U.S. and Japan conducted a joint currency intervention to prop up the yen that resulted in significant rebounds of most emerging stock markets. The "Asian contagion" has affected Latin
American and other markets, with many investors not appearing to fully discriminate between regions and countries. The major exceptions were Greece and Portugal, where euphoria associated with European integration carried the markets to all-time highs.

     In Brazil, privatization remains the driving factor attracting foreign investors. Uncertainties over the pace of privatization and prices received for telecom and electric assets have caused volatility. Although there were renewed worries about the government's ability to control the deficit, we believe the country's US $71 billion in foreign reserves could help reduce the pressure for an abrupt devaluation of the Brazilian real.(1) In Mexico, first quarter earnings for 1998 were generally positive. Although investor sentiment was affected by the fall in oil prices and the potential impact of the Asian crisis on Mexico's exports, many Mexican companies look set to report solid earnings growth in the future. In Argentina, economic growth has remained vibrant. However, the Argentine market trades at a premium to Brazil and Mexico. Argentina's growing current account deficit and banking system credit quality deterioration have caused concerns. As Asian markets are still experiencing currency turmoil, the Argentine currency peg remains an issue.

     In Thailand, where the currency devaluation triggered the financial crisis in the region, tight credit conditions and weak Asian demand continued to hurt the export sector. The good news is that re-capitalization of the banks is underway, and we believe the foundations

(1)Source: Icatu Securities. Brazilian Central Bank Statistics for June 1998.

2

PAGE


                       INDUSTRY DIVERSIFICATION ON 6/30/98
                          (Percent of Total Net Assets)

Finance                              18.9%

Services                             13.2%

Materials                            12.4%

Energy                                8.4%

Multi-Industry                        8.0%

Consumer Goods                        6.3%

Capital Equipment                     3.3%


                         10 LARGEST POSITIONS ON 6/30/98
                          (Percent of Total Net Assets)

Telefonos de Mexico SA
(Telmex), ADR, L                            2.8%

Cemex SA                                    2.3%

Telecomunicacoes Brasileiras SA
(Telebras)                                  1.9%

Centrais Eletricas Brasileiras SA           1.8%

Banco Comercial Portugues SA                1.8%

HSBC Holdings Plc.                          1.6%

Alpha Credit Bank                           1.2%

Akbank                                      1.2%

Investimentos Itau SA, pfd.                 1.1%

Telefonica Del Peru SA, ADR, B              1.0%


for a healthier banking system have been laid. In addition, the country's agrarian sector is performing relatively well and could absorb returning urban workers. In Hong Kong, rising unemployment and lower property prices are problem areas. However, we believe investors should not be too pessimistic about Hong Kong's long-term prospects based on its track record in crisis management, its well-established government structure, and the relatively low valuation of share prices. In China, slower export growth is expected. But the country's foreign reserves are substantial, and it maintains a current account surplus that could absorb export declines. In Korea, there have been more bankruptcies despite the arrival of rescue loans from the International Monetary Fund. The elimination of foreign investment restrictions should help stimulate merger and acquisition activities and allow companies to deleverage their over-stretched balance sheets. In India, the market reacted rather mutely to the imposition of sanctions in response to nuclear testing in May, reflecting the minimal likely impact of the sanctions on India's relatively closed economy. Nevertheless, a nationalistic government and slow down in economic reforms are causes for worry.

     In Greece, the drachma's entry into the Exchange Rate Mechanism, combined with the government's commitment to press on with privatization, attracted investors' attentions. Positive factors include enhanced credibility in economic policy, increased liquidity, structural reforms in the public sector and healthy earnings growth. However, as the positive news was largely discounted, any unpleasant surprises, such as a delay in the implementation of the much publicized privatization program, could trigger a re-assessment of the already rich valuation of the market. In Portugal, we believe stronger economic growth and lower interest rates are expected. However, we believe the re-rating to mainstream Europe has largely happened.

     In Russia, the financial crisis that erupted in May affected the Eastern European region. The Russian government's announced fiscal measures gave the prospect of an improvement, but more Western aid appears necessary to achieve short-term stabilization. A sustainable recovery depends on the success of the basic reforms to address the root problems, such as a growing budget deficit and an inefficient tax system.

     This discussion reflects our views, opinions, and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. It should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund is invested. Emerging

                                                                               3

PAGE


TEMPLETON INSTITUTIONAL FUNDS, INC. EMERGING MARKETS SERIES
letter continued ..............................................................



Total Return Index Comparison
$5,000,000 Investment:  05/03/93-06/30/98

         TIFI-Emerging      MSCI World     IFC Investable
        Markets Series(1)    Index(4)     Composite Index(4)
        ----------------  --------------  -----------------
5/3/93    $5,000,000.00   $ 5,000,000.00   $5,000,000.00
5/31/93   $5,010,000.23   $ 5,116,064.50   $5,105,123.25
6/30/93   $5,030,000.21   $ 5,073,963.38   $5,249,919.50
7/31/93   $5,039,999.96   $ 5,179,304.44   $5,413,646.06
8/31/93   $5,414,999.96   $ 5,417,573.16   $5,853,472.02
9/30/93   $5,590,000.15   $ 5,318,339.47   $6,088,690.15
10/31/93  $5,840,000.15   $ 5,465,762.25   $6,613,702.35
11/30/93  $6,039,999.96   $ 5,157,438.61   $7,032,987.22
12/93     $6,646,548.32   $ 5,410,687.92   $8,234,453.50
1/31/94   $6,726,990.58   $ 5,768,451.28   $8,290,438.65
2/28/94   $6,596,271.66   $ 5,694,730.47   $8,076,365.42
3/31/94   $6,256,977.73   $ 5,450,175.95   $7,260,151.76
4/30/94   $5,912,184.64   $ 5,619,615.38   $7,122,001.24
5/31/94   $5,917,255.24   $ 5,635,042.46   $7,290,158.31
6/30/94   $5,775,281.82   $ 5,620,027.33   $7,030,371.34
7/31/94   $5,993,312.31   $ 5,728,185.88   $7,536,050.28
8/31/94   $6,485,149.43   $ 5,901,393.63   $8,500,687.30
9/30/94   $6,556,136.38   $ 5,747,432.16   $8,714,760.27
10/31/94  $6,373,598.64   $ 5,912,171.96   $8,428,044.66
11/30/94  $6,130,215.62   $ 5,656,594.68   $8,104,407.76
12/94     $5,889,310.20   $ 5,712,406.21   $7,232,373.46
1/31/95   $5,458,513.36   $ 5,627,731.21   $6,278,495.72
2/28/95   $5,342,933.30   $ 5,710,871.20   $6,197,145.25
3/31/95   $5,516,644.40   $ 5,987,234.54   $6,183,250.01
4/30/95   $5,706,147.78   $ 6,197,393.65   $6,441,709.85
5/31/95   $5,895,650.66   $ 6,251,280.67   $6,681,985.63
6/30/95   $5,937,762.41   $ 6,250,923.10   $6,721,449.44
7/31/95   $6,211,489.29   $ 6,564,910.71   $6,929,814.37
8/31/95   $6,043,041.79   $ 6,419,839.31   $6,744,095.34
9/30/95   $5,995,666.44   $ 6,608,078.00   $6,692,840.21
10/31/95  $5,779,843.09   $ 6,505,269.52   $6,438,365.04
11/30/95  $5,742,995.43   $ 6,732,380.19   $6,406,178.36
12/95     $5,817,153.12   $ 6,930,469.02   $6,629,071.73
1/31/96   $6,374,517.41   $ 7,057,076.22   $7,189,323.11
2/29/96   $6,271,467.71   $ 7,101,352.17   $7,022,660.22
3/31/96   $6,347,419.41   $ 7,220,823.19   $7,123,583.56
4/30/96   $6,515,599.13   $ 7,391,922.03   $7,411,478.21
5/31/96   $6,624,101.92   $ 7,399,639.42   $7,345,736.91
6/30/96   $6,634,951.94   $ 7,438,384.23   $7,431,977.34
7/31/96   $6,331,144.12   $ 7,176,865.51   $6,944,692.30
8/31/96   $6,461,347.47   $ 7,260,727.18   $7,160,004.85
9/30/96   $6,580,700.80   $ 7,546,351.99   $7,265,960.75
10/31/96  $6,564,425.51   $ 7,600,396.70   $7,109,742.59
11/30/96  $6,776,005.83   $ 8,027,663.65   $7,214,897.81
12/96     $6,914,453.11   $ 7,900,465.33   $7,246,464.51
1/31/97   $7,425,400.70   $ 7,997,034.29   $7,758,769.24
2/28/97   $7,708,421.04   $ 8,090,378.08   $8,138,172.27
3/31/97   $7,552,470.48   $ 7,931,741.94   $7,937,314.04
4/30/97   $7,624,875.70   $ 8,192,393.26   $7,802,205.07
5/31/97   $7,986,904.46   $ 8,700,244.63   $8,066,573.43
6/30/97   $8,276,526.94   $ 9,135,256.86   $8,414,242.74
7/31/97   $8,655,264.55   $ 9,557,305.73   $8,495,860.89
8/31/97   $7,886,650.26   $ 8,919,833.43   $7,411,789.04
9/30/97   $8,254,248.28   $ 9,405,964.36   $7,652,672.19
10/31/97  $6,717,020.23   $ 8,912,151.23   $6,394,572.88
11/30/97  $6,221,319.56   $ 9,071,678.74   $6,091,470.13
12/97     $6,131,706.46   $ 9,183,260.38   $6,170,050.09
1/31/98   $5,635,020.41   $ 9,440,632.18   $5,763,867.24
2/28/98   $6,190,835.97   $10,080,757.74   $6,352,160.10
3/31/98   $6,433,870.12   $10,507,968.66   $6,601,130.47
4/30/98   $6,445,740.43   $10,612,218.43   $6,620,205.10
5/31/98   $5,537,639.01   $10,480,780.37   $5,794,587.01
6/30/98   $5,002,080.00   $10,731,037.93   $5,202,077.27

Periods ended June 30, 1998

                                                                      SINCE
                                                                    INCEPTION
                                 ONE-YEAR        FIVE-YEAR          (05/03/93)
Average Annual
Total Return(1,2)                 -39.6%           -0.1%               0.0%

Cumulative Total
Return(1,3)                       -39.6%           -0.5%               0.1%

(1) The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees in order to limit the total expenses of the Fund to an annual rate of 1.6% of average net assets through April 30, 1999. If these fee waivers are insufficient to so limit the Fund's expenses, the Fund Administrator has agreed to make certain payments to reduce the Fund's expenses. After April 30, 1999, these agreements may end at any time upon notice to the Board of Directors. These voluntary agreements did not result in any fee waivers for the Fund for the fiscal year ended December 31, 1997. Past expense waivers by the Fund's Investment Manager and Fund Administrator increased the Fund's total returns. If they had not taken this action, the Fund's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

    All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong equity market has increased 785% in the last 15 years, but has suffered six quarterly declines of more than 20% during that time.(2) These special risks and other considerations are discussed in the Fund's prospectus.

       Again, we urge investors not to lose heart. We continue to focus on long-term value and patience during these volatile times. We appreciate your continued support and look forward to working on your behalf in the future. Our strategy continues to be to identify and buy stocks of high-quality companies at distressed prices that, in our view, have the potential for long-term capital appreciation.

Best regards,


/s/ Donald F. Reed


Donald F. Reed, C.F.A., C.I.C.
President
Templeton Institutional Funds, Inc.



/s/ J. Mark Mobius


J. Mark Mobius, Ph.D.
Managing Director
Templeton Asset Management Ltd.


(2)Source: Bloomberg. Based on quarterly percentage price change over 15 years ended June 30, 1998. Market returns are measured in Hong Kong dollars.


For the most current portfolio information, please call 1-800-362-6243.

4

PAGE


The following are Dr. Mobius' thoughts regarding a recent visit to Korea with the emerging markets research team.



Country
FOCUS

SEOUL, Korea -- We write this letter from Seoul, the capital of the Republic of Korea or what is known as South Korea. This country is in the midst of an economic and financial crisis. When I first arrived here in 1963, the country was still recovering from the Korean War, World War II, and before that, the long period of domination by Imperial Japan. Economic conditions were bad then and many Koreans went to bed hungry. At that time, the government required that the much loved white rice had to be mixed with barley or beans to save on that precious commodity, and which also helped enrich the rice with vegetable proteins and vitamins which were missing from the meager diet of many people.

     Today, despite the financial crisis gripping the country, standards of living in Korea have risen to heights unimaginable compared to when I was living in Korea. How did the Koreans do it? It certainly was not because of extensive natural resources, since the country's mineral reserves were mostly in North Korea, and the beautiful forests had been decimated first by the wars and then by desperate people seeking firewood to keep warm and cook during the bitter winters. They did it by pure force of will and determination. They pulled themselves up "by the bootstraps" and created a high technology industrial miracle matching Japan in many areas despite a much smaller domestic market. They became an export powerhouse, covering the world with a wide range of electronic goods, automobiles, as well as some of the most efficiently produced steel in the world. But this powerhouse was built on the basis of state planning modeled on Japan's government -- an industrial structure where banks were directed to favor loans to the giant chaebols (major business groups), which leveraged themselves to the hilt and invested heavily in a wide range of businesses from shipbuilding to shoes to soup pans.

     Now, however, with the crisis starting in Thailand with the crash of the Thai baht, and the spread of that crisis throughout Asia, Korea is faced with the biggest challenge to its prosperity since the Korean War. The banks are packed with non-performing loans, and the chaebols are groaning under loans that they are unable to pay, at least in the near future. The stock market has hit new lows, and pessimism is the order of the day. However, as we talk with managers of companies all over Korea, we find the

                                                                               5

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC. EMERGING MARKETS SERIES
country focus continued .......................................................



beginnings of recovery because of the determination and discipline exhibited throughout the country. One banker told us that one-quarter of the bank's workforce had been terminated with the cooperation of the staff union. The management had all taken 15% pay cuts to show solidarity with the staff. It is this kind of effort which may put Korea's economy and the stock market back on their feet in the not too distant future.*


[MAP OF SOUTH KOREA]


* This letter reflects our opinions as of the close of the period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition.

6

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Financial Highlights

                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 1998    ------------------------------------------------------------
                                                     (UNAUDITED)        1997          1996         1995        1994       1993+
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period............         $10.37          $12.45        $10.75      $11.21      $13.22      $10.00
                                                    -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income..........................            .11             .18           .15         .19         .17         .04
 Net realized and unrealized gains (losses).....          (2.01)          (1.60)         1.86        (.34)      (1.65)       3.25
                                                    -----------------------------------------------------------------------------
Total from investment operations................          (1.90)          (1.42)         2.01        (.15)      (1.48)       3.29
                                                    -----------------------------------------------------------------------------
Less distributions from:
 Net investment income..........................           (.04)           (.18)         (.15)       (.17)       (.17)       (.04)
 Net realized gains.............................             --            (.48)         (.16)       (.14)       (.36)       (.03)
                                                    -----------------------------------------------------------------------------
Total distributions.............................           (.04)           (.66)         (.31)       (.31)       (.53)       (.07)
                                                    -----------------------------------------------------------------------------
Net asset value, end of period..................          $8.43          $10.37        $12.45      $10.75      $11.21      $13.22
                                                    ==============================================================================

Total Return*...................................       (18.40)%        (11.32)%        18.86%     (1.23)%    (11.39)%      32.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...............     $1,805,107      $1,923,881    $1,565,537    $798,515    $582,878    $422,433
Ratios to average net assets:
 Expenses.......................................          1.55%**         1.57%         1.56%       1.52%       1.60%       1.60%**
 Expenses, excluding waiver and payments by
   affiliate....................................          1.55%**         1.57%         1.56%       1.52%       1.66%       1.60%**
 Net investment income..........................          2.24%**         1.42%         1.56%       2.00%       1.59%        .91%**
Portfolio turnover rate.........................         21.99%          24.72%         7.92%      13.47%      12.51%       9.42%

*Total return is not annualized.
**Annualized.
+For the period May 3, 1993 (commencement of operations) to December 31, 1993.

                       See Notes to Financial Statements.
                                                                              7

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 70.5%
ARGENTINA 3.0%
*Atanor Cia Nacional Para la Industria Quimica SA, D....              Chemicals                     1,894,878      $    1,686,609
Banco de Galicia y Buenos Aires SA, B...................               Banking                        918,884           4,135,392
Banco Frances SA........................................               Banking                         20,481             154,852
*Buenos Aires Embotelladora SA, ADR.....................         Beverages & Tobacco                  375,300               3,753
Capex SA, A.............................................     Utilities Electrical & Gas               104,385             386,263
Central Costanera SA, B.................................     Utilities Electrical & Gas               122,711             355,897
+Garovaglio Y Zorraquin SA..............................              Chemicals                     1,212,372           2,449,236
Molinos Rio de Plata SA, B..............................      Food & Household Products             3,530,107           7,731,708
Nobleza Piccardo Sdad Industrial Comercial y
  Financial.............................................         Beverages & Tobacco                  155,388             629,384
Perez Companc SA, B.....................................           Energy Sources                   2,050,360          10,293,837
Quilmes Industrial SA...................................         Beverages & Tobacco                  675,000           6,581,250
Renault Argentina SA....................................             Automobiles                       63,489             126,356
Siderar SA, A...........................................           Metals & Mining                    123,000             209,121
Sociedad Comercial del Plata Cadelplata Come............           Multi-Industry                   6,387,830           7,027,316
Transportadora de Gas del Sur SA, ADR, B................           Energy Sources                      18,500             212,750
Transportadora de Gas del Sur SA, B.....................           Energy Sources                   1,109,773           2,486,140
YPF Sociedad Anonima, ADR...............................           Energy Sources                     294,045           8,839,728
*Zanella Hermanos SA....................................             Automobiles                      625,452              59,424
                                                                                                                   --------------
                                                                                                                       53,369,016
                                                                                                                   --------------
BRAZIL 9.8%
Aracruz Celulose SA, ADR................................       Forest Products & Paper                994,100          11,370,019
Banco Bradesco SA.......................................               Banking                  1,464,191,809          11,709,990
Banco Bradesco SA, pfd. ................................               Banking                    556,458,350           4,642,766
Banco do Brasil SA......................................               Banking                    869,168,792           7,169,177
Banco do Brazil SA, pfd. ...............................               Banking                    360,480,390           4,020,575
Brasmotor SA, pfd. .....................................           Multi-Industry                  39,140,000           3,587,100
Centrais Eletricas Brasileiras SA.......................     Utilities Electrical & Gas           396,838,000          11,665,651
Centrais Eletricas Brasileiras SA, B, pfd. .............     Utilities Electrical & Gas           719,835,060          21,658,534
*Centrais Geradoras Do Sul Do Brasil SA.................     Utilities Electrical & Gas           396,838,000             542,110
*Centrais Geradoras Do Sul Do Brasil SA, pfd. ..........     Utilities Electrical & Gas           719,835,060           1,039,361
Cia Energetica de Minas Gerais, ADR.....................     Utilities Electrical & Gas                25,300             787,481
*Cia Mesbla SA, pfd. ...................................            Merchandising                  33,734,000                   0
Cia Vale do Rio Doce, pfd., A...........................           Metals & Mining                    329,031           6,543,068
Companhia Siderurgica Nacional Sid Nacional.............           Metals & Mining                351,753,000           8,813,593
Copene-Petroquimica do Nordeste SA, A, pfd. ............              Chemicals                    16,004,700           3,542,455
Duratex SA, pfd. .......................................       Forest Products & Paper            191,931,900           7,467,522
Investimentos Itau SA, pfd. ............................           Multi-Industry                  30,540,704          19,276,080
*Mannesmann SA..........................................       Machinery & Engineering             18,076,720           2,070,868
*Mannesmann SA, pfd. ...................................       Machinery & Engineering              1,623,650             191,620
Marcopolo SA, pfd. .....................................             Automobiles                      184,280             315,472
Petrobras-Petroleo Brasileiro SA, pfd. .................           Energy Sources                  63,135,666          11,736,269
Telecomunicacoes Brasileiras SA (Telebras)..............         Telecommunications               372,407,531          29,622,595
Telecomunicacoes Brasileiras SA, (Telebras) pfd. .......         Telecommunications                35,451,968           3,856,007
Unibanco Uniao de Bancos Brasileiros SA, unit...........               Banking                     95,872,584           5,669,795
                                                                                                                   --------------
                                                                                                                      177,298,108
                                                                                                                   --------------
CHILE 1.6%
Antofagasta Holdings Plc. ..............................           Metals & Mining                    177,518             747,878
Cia Cervecerias Unidas SA, ADR..........................         Beverages & Tobacco                    5,500             116,188
Compania De Telecomunicaciones De Chile SA, ADR.........         Telecommunications                   464,610           9,437,391
Empresa Nacional de Electricidad SA, ADR................      Electrical & Electronics                613,200           8,738,100
Enersis SA, ADR.........................................     Utilities Electrical & Gas               371,700           9,083,419
Quinenco SA, ADR........................................           Multi-Industry                      72,000             648,000
                                                                                                                   --------------
                                                                                                                       28,770,976
                                                                                                                   --------------
CHINA 1.3%
China First Pencil Co Ltd. .............................  Recreation & Other Consumer Goods           835,882             135,413
China Southern Glass Co. Ltd., B........................   Building Materials & Components          5,540,521           1,072,553

 8

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
CHINA (CONT.)
China Vanke Co. Ltd., B.................................             Real Estate                    3,211,512      $    1,844,363
Chiwan Wharf Holdings Ltd., B...........................           Transportation                   4,651,700           1,050,574
Guangshen Railway Co. Ltd., ADR.........................           Transportation                     475,200           3,237,300
Guangshen Railway Co. Ltd., H...........................           Transportation                  24,682,000           3,280,910
*Luoyang Glass Co. Ltd., H..............................    Misc Materials & Commodities            3,558,000             165,305
Shandong Huaneng Power Development Co. Ltd., ADR........     Utilities Electrical & Gas               348,900           1,875,338
Shanghai Chlor-Alkali Chemical Co. Ltd., B..............              Chemicals                     3,840,733             491,614
*Shanghai Dazhong Taxi Shareholding Co. Ltd., B.........           Transportation                   1,649,900             900,845
*Shanghai Erfangji Textile Machinery Co. Ltd., B........       Machinery & Engineering              2,868,340             258,151
*Shanghai Jin Jiang Tower Co. Ltd., B...................          Leisure & Tourism                 4,037,640             569,307
*Shanghai Jinqiao Export Processing Zone Development,
  B.....................................................             Real Estate                    1,472,170             412,208
*Shanghai Lujiaxui Finance & Trade Zn Dev Stock Co.
  Ltd., B...............................................             Real Estate                    4,206,440           1,892,898
Shanghai New Asia Group Co. Ltd., B.....................      Food & Household Products             2,205,190             467,500
Shanghai Petrochemical Co. Ltd., H......................              Chemicals                    25,992,000           2,918,339
*Shanghai Refrigerator Compressor Co. Ltd., B...........        Industrial Components                 915,240             144,608
*Shanghai Steel Tube Co. Ltd., B........................       Machinery & Engineering              2,091,540             163,140
*Shanghai Tyre & Rubber Co. Ltd., B.....................        Industrial Components               3,325,100             538,666
*Shanghai Vacuum Electron Devices Co. Ltd., B...........   Appliances & Household Durables          2,322,434             422,683
*Shanghai Wingsung Co. Ltd., B..........................  Recreation & Other Consumer Goods           176,050              27,464
Shanghai Yaohua Pilkington Glass, B.....................   Building Materials & Components          4,858,200             631,566
*Shenzhen Properties & Resources Development Ltd., B....             Real Estate                    1,392,516             172,523
*Yanzhou Coal Mining Company Ltd. ......................           Energy Sources                   5,430,000           1,037,142
                                                                                                                   --------------
                                                                                                                       23,710,410
                                                                                                                   --------------
COLOMBIA 2.2%
Banco Ganadero SA, ADR C................................               Banking                        105,200           1,854,150
Bancolombia SA..........................................               Banking                        683,969           1,471,040
Bavaria SA..............................................         Beverages & Tobacco                  313,838           1,830,466
Cementos Argos SA.......................................   Building Materials & Components          2,645,080           8,874,658
Cia Colombiana de Tabacos SA............................         Beverages & Tobacco                2,097,040           3,134,200
Compania Nacional de Chocolates SA......................      Food & Household Products             2,538,413          11,381,607
Compania Suramericana de Inversiones SA.................              Insurance                     3,239,752          10,156,555
Promigas SA.............................................     Utilities Electrical & Gas               122,266             606,151
Valores Bavaria SA......................................         Financial Services                    99,286             170,107
                                                                                                                   --------------
                                                                                                                       39,478,934
                                                                                                                   --------------
CZECH REPUBLIC 1.6%
*CEZ AS.................................................     Utilities Electrical & Gas               410,030          11,333,008
Elektrarny Opatovice AS.................................           Energy Sources                       8,251           1,055,821
Komercni Banka AS.......................................               Banking                         26,122             876,483
Komercni Banka AS, GDR..................................               Banking                         69,500             873,963
*Leciva AS..............................................       Health & Personal Care                   1,370             104,950
*SPT Telecom AS.........................................         Telecommunications                   518,300           7,162,766
Tabak AS................................................         Beverages & Tobacco                   17,104           4,122,633
Unipetrol...............................................              Chemicals                     1,275,736           2,791,143
                                                                                                                   --------------
                                                                                                                       28,320,767
                                                                                                                   --------------
ECUADOR .1%
La Cemento Nacional SA, GDR.............................           Multi-Industry                       5,000             800,000
La Cemento Nacional CA, GDR, 144A.......................           Multi-Industry                       3,946             631,360
                                                                                                                   --------------
                                                                                                                        1,431,360
                                                                                                                   --------------
EGYPT .2%
Commercial International Bank Ltd. .....................               Banking                        256,555           2,827,840
Eastern Tobacco Co. ....................................         Beverages & Tobacco                   82,560           1,480,695
                                                                                                                   --------------
                                                                                                                        4,308,535
                                                                                                                   --------------
GHANA .3%
Ashanti Goldfields Co. Ltd., GDR........................           Metals & Mining                    655,456           5,325,580
                                                                                                                   --------------

                                                                               9

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
GREECE 1.5%
Alpha Credit Bank.......................................               Banking                        260,764      $   21,137,584
*Alpha Credit Bank, rts. ...............................               Banking                        383,764             681,059
Alpha Leasing SA........................................         Financial Services                   153,318           2,644,317
*Etba Leasing...........................................         Financial Services                    18,018             177,650
Fourlis Brothers Corp. SA...............................   Appliances & Household Durables             65,120             802,550
Hellenic Telecommunications Organizations...............         Telecommunications                    13,216             338,783
Hellenic Telecommunications Organizations, 144A.........         Telecommunications                    50,450           1,293,250
National Bank of Greece SA..............................               Banking                          6,168             790,333
                                                                                                                   --------------
                                                                                                                       27,865,526
                                                                                                                   --------------
HONG KONG 5.2%
CDL Hotel International Ltd. ...........................          Leisure & Tourism                 2,816,000             835,867
Cheung Kong Holdings Ltd. ..............................           Multi-Industry                   3,212,000          15,793,459
Citic Pacific Ltd. .....................................           Multi-Industry                      10,000              17,681
Cross Harbour Tunnel Co. Ltd. ..........................           Transportation                     425,010             510,104
Dairy Farm International Holdings Ltd. .................            Merchandising                   6,219,577           6,654,947
Goldlion Holdings Ltd. .................................         Textiles & Apparel                    51,000               5,726
Great Wall Electronic International Ltd. ...............      Electrical & Electronics                689,108              17,698
Hang Lung Development Co. Ltd. .........................             Real Estate                    7,588,000           7,540,407
Hong Kong & Shanghai Hotels Ltd. .......................          Leisure & Tourism                 1,235,000             617,612
Hong Kong Electric Holdings Ltd. .......................     Utilities Electrical & Gas             1,858,900           5,757,634
HSBC Holdings PLC.......................................               Banking                      1,185,925          29,003,018
IMC Holdings Ltd. ......................................           Transportation                      98,000              11,130
Jardine International Motor Holdings Ltd. ..............             Automobiles                      164,000              60,321
Jardine Matheson Holdings Ltd. .........................           Multi-Industry                   1,148,912           3,160,377
Jardine Strategic Holdings Ltd. ........................           Multi-Industry                     722,750           1,373,225
Joyce Boutique Holdings Ltd. ...........................            Merchandising                   1,524,000              24,585
K Wah International Holdings Ltd. ......................   Building Materials & Components          8,942,124             623,177
Lai Sun Development Co. Ltd. ...........................             Real Estate                    1,197,000             149,845
Lai Sun Garment International Ltd. .....................           Multi-Industry                     760,000             163,797
New World Development Co. Ltd. .........................             Real Estate                    4,679,367           9,058,476
Semi-Tech Co. Ltd. .....................................   Appliances & Household Durables          8,289,633             411,882
*Sun Hung Kai & Co. Ltd. ...............................         Financial Services                    25,800               1,598
*Sun Hung Kai & Co. Ltd., wts. .........................         Financial Services                   566,960               6,512
Sun Hung Kai Properties Ltd. ...........................             Real Estate                    1,606,212           6,819,861
Wheelock and Company Ltd. ..............................           Multi-Industry                   5,741,000           3,389,654
*Wo Kee Hong Holdings Ltd. .............................            Merchandising                  16,303,400             212,509
Yue Yuen Industrial (Holdings) Ltd. ....................  Recreation & Other Consumer Goods           897,400           1,604,030
                                                                                                                   --------------
                                                                                                                       93,825,132
                                                                                                                   --------------
HUNGARY 1.2%
Borsodchem RT...........................................              Chemicals                        34,512           1,008,795
Borsodchem RT, GDR......................................              Chemicals                        83,000           2,388,325
Egis RT.................................................           Multi-Industry                      51,940           1,828,037
Egis RT, certificates...................................           Multi-Industry                       2,350              82,709
Fotex First Hung-Amer Photo Co., 12.00%, cvt.,
  5/11/00...............................................           Multi-Industry                      16,000**            16,000
Fotex First Hungarian-American Photo Service Co. .......           Multi-Industry                   1,892,831           1,522,709
Graboplast Textil Es Muborgyarto Rt.....................         Textiles & Apparel                    23,650             598,871
*Ibusz RT...............................................          Leisure & Tourism                    44,270             149,739
Inter-Europa Bank RT....................................               Banking                          2,816             172,476
Inter-Europa Bank RT ORD NEW............................               Banking                            704              39,097
Pick Szeged RT..........................................      Food & Household Products                10,000             584,606
Pick Szeged RT, GDR.....................................      Food & Household Products                54,550             637,805
Tiszai Vegyi Kombinat RT................................              Chemicals                       176,615           3,434,943
Tiszai Vegyi Kombinat RT, GDR, 144A.....................              Chemicals                       272,000           5,358,400
Tiszai Vegyi Kombinat RT, GDR, Reg S....................              Chemicals                       157,000           3,092,900
                                                                                                                   --------------
                                                                                                                       20,915,412
                                                                                                                   --------------

 10

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
INDIA 2.9%
*Andhra Valley Power Supply Co. Ltd. ...................     Utilities Electrical & Gas                17,300      $       33,375
Arvind Mills Ltd. ......................................         Textiles & Apparel                   741,550             741,987
Bajaj Auto Ltd. ........................................             Automobiles                      106,600           1,438,943
Bank of Baroda..........................................               Banking                        297,900             582,443
Bharat Petroleum Corporation, Ltd. .....................           Energy Sources                      57,600             476,772
Bombay Dyeing & Manufacturing Co. Ltd. .................              Chemicals                        47,000              77,640
BSES Ltd. ..............................................     Utilities Electrical & Gas                   100                 368
Grasim Industries Ltd. .................................           Multi-Industry                     287,850           2,430,167
Great Eastern Shipping Co. Ltd. ........................           Transportation                   1,525,200           1,112,181
Gujarat Ambuja Cements Ltd. ............................   Building Materials & Components            447,600           2,759,012
Gujarat Industries Power Ltd. ..........................     Energy Equipment & Services               89,000              51,352
Gujarat Narmada Valley Fertilizers Co. Ltd. ............              Chemicals                       959,800             500,568
Gujarat Narmada Valley Fertilizers Co. Ltd., ADR........              Chemicals                       329,000             789,600
Hindalco Industries Inc. ...............................           Metals & Mining                    140,025           2,205,704
Hindalco Industries Inc., GDR...........................           Metals & Mining                     11,000             153,450
Hindustan Organic Chemicals Ltd. .......................              Chemicals                        51,800              12,224
Hindustan Petroleum Corporation Ltd. ...................           Energy Sources                     405,500           3,736,820
India Cements Ltd. .....................................   Building Materials & Components            388,400             458,289
India Cements Ltd., GDR.................................   Building Materials & Components            265,658             350,669
Indian Aluminium Co. Ltd. ..............................           Metals & Mining                    146,600             259,815
Indian Petrochemicals Corp. Ltd. .......................              Chemicals                     2,283,800           2,775,592
Indian Rayon & Industries Ltd. .........................           Multi-Industry                     169,950             822,177
Indian Rayon & Industries Ltd., GDR.....................           Multi-Industry                      83,499             267,197
Indo Gulf Fertilisers & Chemicals Corp. Ltd. ...........              Chemicals                     1,261,700           1,054,022
Indo Gulf Fertilisers & Chemicals Corp. Ltd., GDR.......              Chemicals                        28,700              20,808
Industrial Credit & Inv. Corp. of India.................         Financial Services                 1,522,000           2,780,007
Industrial Credit & Inv. Corp. of India, GDR............         Financial Services                    29,100             295,001
Industrial Development Bank of India....................               Banking                      1,219,500           1,861,986
Larsen & Toubro Ltd. ...................................           Multi-Industry                   1,078,450           5,835,719
Larsen and Toubro Ltd., GDR Reg S.......................           Multi-Industry                     136,500           1,245,563
Madras Cements Ltd. ....................................   Building Materials & Components              2,535             213,867
Mahanagar Telephone Nigam Ltd. .........................         Telecommunications                   393,600           1,657,068
National Aluminium Co. Ltd. ............................           Metals & Mining                  1,823,200             903,533
Oriental Bank of Commerce...............................               Banking                      1,857,600           2,064,731
Reliance Industries Ltd. ...............................              Chemicals                       377,600           1,276,934
Reliance Industries Ltd., GDR...........................              Chemicals                       254,100           1,677,060
Shipping Corporation of India Ltd. .....................           Transportation                     624,100             572,184
State Bank of India.....................................               Banking                         74,400             370,990
Steel Authority of India Ltd. ..........................           Metals & Mining                  1,750,200             371,724
Steel Authority of India Ltd., GDR, 144a................           Metals & Mining                     62,000             154,070
Steel Authority of India Ltd., GDR, Reg S...............           Metals & Mining                     21,000              52,185
Sterlite Industries Ltd. ...............................           Metals & Mining                        101                 419
Tata Chemicals Ltd. ....................................              Chemicals                       303,850             899,181
*Tata Engineering & Locomotive Co., GDR.................       Machinery & Engineering                222,600             712,320
Tata Engineering & Locomotive Co. Telco.................       Machinery & Engineering              1,011,450           3,974,193
Tata Hydro-Electric Power Co. ..........................     Utilities Electrical & Gas                60,000             122,124
Tata Iron & Steel Co., Ltd. ............................           Metals & Mining                    530,900           1,577,352
Thermax Ltd. ...........................................     Energy Equipment & Services                5,300              16,472
Wockhardt...............................................       Health & Personal Care                  24,900             119,461
                                                                                                                   --------------
                                                                                                                       51,865,319
                                                                                                                   --------------
INDONESIA 1.6%
Asia Pulp & Paper Co. Ltd., ADR.........................       Forest Products & Paper                476,100           5,356,125
*PT Bank International Indonesia, fgn. .................               Banking                     30,245,500             613,084
PT Barito Pacific Timber TBK............................       Forest Products & Paper             28,660,500             484,130
*PT BBL Dharmala Finance, fgn. .........................         Financial Services                 2,596,000             228,027
PT BDNI Capital Corporation, fgn. ......................         Financial Services                 1,462,000              19,757
+*PT Charoen Pokphand Indonesia.........................      Food & Household Products            14,686,500             260,487
PT Ciputra Dev. ........................................             Real Estate                    8,149,500              82,596
PT Dharmala Intiland TBK................................             Real Estate                    4,795,600              40,503

                                                                              11

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
INDONESIA (CONT.)
PT Gadjah Tunggal.......................................             Automobiles                   37,047,500      $      250,321
PT Gudang Garam.........................................         Beverages & Tobacco                3,022,500           1,776,740
PT Hanjaya Mandala Sampoerna............................         Beverages & Tobacco                1,593,500             218,030
PT Indah Kiat Pulp & Paper Corp. .......................       Forest Products & Paper             15,147,000           2,891,235
*PT Indah Kiat Pulp & Paper Corp. TBK, wts. ............       Forest Products & Paper                519,200              60,690
PT Indocement Tunggal Prakarsa..........................   Building Materials & Components          9,455,000           2,555,405
PT Indofoods Sukses Makmur..............................      Food & Household Products             8,166,870             800,133
PT Indosat..............................................         Telecommunications                 1,528,500           1,776,365
PT Inter-Pacific Bank, fgn. ............................               Banking                        589,500              49,789
PT Jakarta International Hotel & Development............             Real Estate                    3,170,000              91,030
PT Kalbe Farma..........................................       Health & Personal Care               1,760,000              47,568
PT Lippo Life Insurance TBK.............................              Insurance                     5,684,500             105,624
*PT Metrodata Electronic................................      Electrical & Electronics                 48,000               6,568
*PT Modern Photo Film Co. ..............................           Multi-Industry                     167,000               9,309
PT Pakuwon Jati.........................................             Real Estate                    7,321,750              24,737
*PT Semen Cibinong, loc. ...............................   Building Materials & Components         15,482,500             418,446
PT Semen Gresik.........................................   Building Materials & Components          5,580,500           3,167,311
*PT Sinar Mas Agro Resources & Technology Corp. ........      Food & Household Products             4,428,600             418,922
PT Sinar Mas Multi Artha, fgn. .........................         Financial Services                 5,954,600           1,528,884
PT Sumalindo Lestari Jaya TBK...........................       Forest Products & Paper              2,472,000              54,284
PT Summarecon Agung.....................................             Real Estate                    1,829,902              24,728
PT Tambang Timah (Persero)..............................           Metals & Mining                  6,510,500           2,914,329
PT Telekomunikasi Indonesia (Persero), B................         Telecommunications                   271,500              76,589
PT Tempo Scan Pacific...................................       Health & Personal Care               7,092,000             107,818
PT Tjiwi Kimia TBK......................................       Forest Products & Paper              9,950,014           1,243,752
*PT Tjiwi Kimia TBK, wts. ..............................       Forest Products & Paper                621,945              34,039
PT Ultra Jaya Milk......................................      Food & Household Products             3,254,300             241,874
PT Unggul Indah Corp. ..................................              Chemicals                     5,874,000             575,493
*PT United Tractors.....................................       Machinery & Engineering              3,617,000             109,976
                                                                                                                   --------------
                                                                                                                       28,664,698
                                                                                                                   --------------
ISRAEL .5%
Clal Industries Ltd. ...................................           Multi-Industry                     761,491           4,111,514
First International Bank of Israel......................               Banking                             80                 625
Koor Industries Ltd. ...................................           Multi-Industry                      35,477           4,097,756
                                                                                                                   --------------
                                                                                                                        8,209,895
                                                                                                                   --------------
JORDAN
Jordan Cement Factories Ltd. ...........................   Building Materials & Components            158,750             462,184
                                                                                                                   --------------
KAZAKHSTAN .1%
*Kazkommertsbank, ADR, 144A.............................               Banking                         46,646           1,002,889
                                                                                                                   --------------
MALAYSIA 2.9%
AMMB Holdings Bhd. .....................................         Financial Services                 5,021,200           2,639,232
Berjaya Singer Bhd. ....................................   Appliances & Household Durables          2,478,000             615,392
Boustead Holdings Bhd. .................................      Food & Household Products             1,465,000             897,191
Cement Industries of Malaysia Bhd. .....................   Building Materials & Components            146,000              75,332
Federal Flour Mills Bhd. ...............................      Food & Household Products             1,070,500             797,552
Genting Bhd. ...........................................          Leisure & Tourism                 2,913,000           5,267,631
Golden Hope Plantations Bhd. ...........................    Misc Materials & Commodities              200,000             183,243
Hong Leong Industries Bhd., wts. .......................           Multi-Industry                     221,250              18,137
Hong Leong Industries Bhd. .............................           Multi-Industry                   2,361,000           1,753,316
Hong Leong Properties Bhd. .............................             Real Estate                    3,826,000             544,265
Island & Peninsula Bhd. ................................             Real Estate                    1,792,000             747,477
Kian Joo Can Factory Bhd. ..............................        Industrial Components                 934,000             855,744
Leader Universal Holdings Bhd. .........................        Industrial Components              10,027,000           1,498,913
Malayawata Steel Bhd. ..................................           Metals & Mining                  1,696,500             417,222
Malaysian Airlines System Bhd. .........................           Transportation                   3,207,000           1,059,335
Malaysian International Shipping Corp., fgn. ...........           Transportation                   2,112,333           3,081,281

 12

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
MALAYSIA (CONT.)
MBF Capital Bhd. .......................................         Financial Services                21,385,000      $    3,583,502
Oriental Holdings Bhd. .................................             Automobiles                    1,190,760           1,981,011
Perlis Plantations Bhd. ................................           Multi-Industry                   2,699,250           2,342,929
Perusahaan Otomobil Nasional Bhd. ......................             Automobiles                    1,803,000           1,152,007
Public Bank Bhd. .......................................               Banking                     10,237,800           3,036,165
Public Bank Bhd., fgn. .................................               Banking                      5,009,800           1,509,885
Public Finance Bhd., fgn. ..............................         Financial Services                 1,858,000             450,221
*Renong Bhd. ...........................................           Multi-Industry                  20,066,000           3,338,286
Renong, 4.00%, conv., 5/22/01...........................           Multi-Industry                      42,400**             1,942
Resorts World Bhd. .....................................          Leisure & Tourism                 8,222,000           9,039,740
Shangri La Hotels (Malaysia) Bhd. ......................          Leisure & Tourism                 2,948,000             703,682
Tanjong Plc. ...........................................  Recreation & Other Consumer Goods         1,509,000           2,092,043
Technology Resources Industries Bhd. ...................           Multi-Industry                   4,083,000           2,805,678
YTL Corp. Berhad........................................       Construction & Housing                 354,000             266,300
                                                                                                                   --------------
                                                                                                                       52,754,654
                                                                                                                   --------------
MEXICO 8.3%
Alfa SA de CV, A........................................           Multi-Industry                     426,774           1,771,497
*Altos Hornos de Mexico SA..............................           Metals & Mining                  2,723,700           2,879,496
Cemex SA................................................   Building Materials & Components            280,436           1,053,273
Cemex SA, B.............................................   Building Materials & Components          9,347,875          41,090,704
*Cifra SA, C............................................            Merchandising                   7,310,602          10,153,162
Coca Cola Femsa SA de CV, ADR...........................         Beverages & Tobacco                  116,200           2,018,975
Cydea SA de CV..........................................           Multi-Industry                     349,231             575,186
DESC SA de CV DESC, A...................................           Multi-Industry                      81,000             396,617
DESC SA de CV DESC, B...................................           Multi-Industry                     463,544           2,362,599
DESC SA de CV DESC, C...................................           Multi-Industry                      87,807             429,947
*Grupo Financiero Banamex Accival SA, B.................               Banking                      1,917,000           3,733,307
*Grupo Financiero Banamex Accival SA, L.................               Banking                      7,831,018          12,897,737
Grupo Financiero Bancomer SA de CV, B...................               Banking                     10,243,934           3,818,960
Grupo Financiero Bancomer SA de CV, L...................               Banking                     24,156,553           5,900,694
*Grupo Financiero Serfin SA de CV, B....................               Banking                     15,180,114           1,723,093
Hylsamex SA de CV, B....................................           Metals & Mining                    100,000             344,981
Nacional de Drogas SA...................................       Health & Personal Care                 494,500             353,843
Panamerican Beverages Inc., A...........................      Food & Household Products                68,100           2,140,894
Telefonos de Mexico SA (Telmex), ADR, L.................         Telecommunications                 1,050,700          50,499,147
Vitro SA................................................      Food & Household Products             2,786,692           5,892,182
                                                                                                                   --------------
                                                                                                                      150,036,294
                                                                                                                   --------------
NEW ZEALAND .5%
Brierley Investments Ltd. ..............................   Wholesale & International Trade         17,719,000           8,830,021
                                                                                                                   --------------
PAKISTAN .5%
*Bank of Punjab.........................................               Banking                        562,360              84,162
DG Khan Cement Co. .....................................   Building Materials & Components            954,400              95,223
Engro Chemical Pakistan Ltd. ...........................              Chemicals                       761,087             817,131
Fauji Fertilizer Co. Ltd. ..............................              Chemicals                       357,500             387,702
*Khadim Ali Sham Bukhari & Co. Ltd. ....................         Financial Services                   217,120              98,894
National Development Leasing Corp. .....................         Financial Services                   192,868              16,733
*Pakistan Electron Ltd. ................................   Appliances & Household Durables            109,000               9,457
*Pakistan International Airlines Corp. .................           Transportation                     404,300              30,692
Pakistan Telecom Corp. PTC..............................         Telecommunications                    27,000             931,500
Pakistan Telecommunications Corp., PTC, A...............         Telecommunications                16,303,600           5,728,626
*Union Bank Ltd. .......................................               Banking                        510,878              77,565
                                                                                                                   --------------
                                                                                                                        8,277,685
                                                                                                                   --------------
PERU 1.0%
Telefonica Del Peru SA, ADR B...........................         Telecommunications                   903,930          18,474,069
                                                                                                                   --------------

                                                                              13

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
PHILIPPINES .9%
*A Soriano Corp. .......................................           Multi-Industry                  43,826,500      $    1,177,115
Ayala Corp., B..........................................           Multi-Industry                   1,804,460             465,179
*Belle Corp. ...........................................             Real Estate                   37,726,000             958,982
*Digital Telecommunications Philippines Inc. ...........         Telecommunications                21,286,000             663,592
Filinvest Development Corp. ............................             Real Estate                    9,731,000             490,050
*Keppel Philippine Holdings Inc., B.....................       Machinery & Engineering              1,043,625              25,027
*Metro Pacific Corp. MDI................................           Multi-Industry                  28,699,050             653,815
*Petron Corporation.....................................           Energy Sources                   4,085,000             431,031
*Philex Mining Corp., B.................................           Metals & Mining                 19,380,915             348,578
Philippine Commercial International Bank Inc. ..........               Banking                        654,950           2,387,348
Philippine Long Distance Telephone Co., ADR.............         Telecommunications                   110,810           2,507,076
*Philippine National Bank...............................               Banking                        548,263             650,816
RFM Corp. ..............................................      Food & Household Products            22,857,100           3,288,791
RFM Corporation, 10.00%, conv., pfd. ...................      Food & Household Products             3,834,927**           551,788
Sime Darby Pilipinas Inc. ..............................        Industrial Components                 943,400             667,393
*Southeast Asia Cement Holdings Inc. ...................   Building Materials & Components         12,348,000             103,640
                                                                                                                   --------------
                                                                                                                       15,370,221
                                                                                                                   --------------
POLAND 1.7%
Bank Handlowy W Warszawie SA............................               Banking                        155,294           2,961,586
Bank Przemyslowo-Handlowy SA............................               Banking                         53,751           3,853,671
Big Bank Gdanski SA, G..................................               Banking                      7,739,414          10,320,698
Big Bank Gdanski SA, GDR................................               Banking                         58,767           1,140,073
*Elektrim SA............................................           Multi-Industry                      92,500           1,127,402
Farm Food SA............................................      Food & Household Products                53,452             390,888
Gorazdze SA.............................................   Building Materials & Components             42,550             774,857
Huta Olawa SA...........................................           Metals & Mining                     20,221              51,611
*Impexmetal SA, A.......................................           Metals & Mining                    183,151           1,370,875
Mostostal Export SA.....................................       Construction & Housing                 721,615           1,117,500
*Orbis SA...............................................          Leisure & Tourism                    21,426             190,481
Polifarb Cieszyn Wroclaw SA.............................              Chemicals                       356,525             920,196
*Raciborska Fabryka Kotlow SA...........................     Energy Equipment & Services               17,632              48,795
+*Rolimpex SA...........................................   Wholesale & International Trade          1,145,299           1,970,689
Warta SA................................................              Insurance                       122,566           2,179,264
Wielkopolski Bank Kredytowy SA..........................               Banking                        248,622           1,925,091
Zaklady Piwowarskie W Zywcu SA..........................         Beverages & Tobacco                    1,520             183,080
*Zaklady Plyt Wiorowych Grajewo AS......................       Forest Products & Paper                  6,829             171,361
                                                                                                                   --------------
                                                                                                                       30,698,118
                                                                                                                   --------------
PORTUGAL 2.2%
*Banco Comercial Portugues SA ORD NEW...................               Banking                        856,942          24,332,291
Banco Comercial Portugues SA............................               Banking                        282,782           7,883,972
*Banco Espirito Santo E Comercial De Lisboa.............               Banking                        169,489           4,951,993
BPI Socieda de Gestora de Participacoes Socias SA.......               Banking                         89,873           2,900,243
                                                                                                                   --------------
                                                                                                                       40,068,499
                                                                                                                   --------------
RUSSIA 1.4%
Aeroflot................................................           Transportation                      13,500             924,750
*Chelyabenergo..........................................         Telecommunications                 1,860,000             168,330
GUM Trade House.........................................            Merchandising                     540,000             769,500
Irkutskenergo...........................................     Utilities Electrical & Gas            11,381,800           1,115,416
*JSC Chernogorneft......................................           Energy Sources                       3,000               9,750
*Kamaz..................................................             Automobiles                      794,380             432,937
*Krasnoyarsk Aluminum Plant.............................           Metals & Mining                     23,086             277,032
Lukoil-Holdings.........................................           Energy Sources                      43,000             361,200
Mosenergo...............................................     Utilities Electrical & Gas            28,560,000           1,428,000
Norilsk Nickel..........................................           Metals & Mining                    146,000             302,950
*Novorosissk Sea Shipping...............................           Transportation                   1,010,000             212,100
*Noyabrskneftegaz.......................................           Energy Sources                      54,959              72,821

 14

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
RUSSIA (CONT.)
*Primorsk Sea Shipping..................................           Transportation                      67,800      $      115,260
*Purneftegaz............................................           Energy Sources                     586,000           1,435,700
*Red October............................................      Food & Household Products                67,000             366,825
*Rostelekom.............................................         Telecommunications                 2,511,000           5,687,415
Rostelekom, pfd. .......................................         Telecommunications                 2,195,200           2,436,672
*Saint Petersburg City Telephone Network, pfd., A.......         Telecommunications                   285,000              69,825
*St. Petersburg International Telephone.................         Telecommunications                   143,970              97,900
*St. Petersburg MMT, pfd................................         Telecommunications                   152,100              95,063
*Tyumen Aviatrans.......................................         Telecommunications                 1,930,000              67,550
Unified Energy System...................................     Utilities Electrical & Gas            63,010,000           8,128,290
Unified Energy System, pfd. ............................     Utilities Electrical & Gas             4,930,000             305,660
*Uralmash Zavody........................................       Machinery & Engineering                 27,684             179,946
                                                                                                                   --------------
                                                                                                                       25,060,892
                                                                                                                   --------------
SINGAPORE 3.3%
Acer Computer International Ltd. .......................      Electrical & Electronics              2,327,000             814,450
*Acer Computer International Ltd., wts. ................      Electrical & Electronics                 93,800               5,628
Acma Ltd. ..............................................      Electrical & Electronics              1,680,600           1,014,627
*Acma Ltd., wts. .......................................      Electrical & Electronics                 79,150               5,153
Asia Pacific Breweries Ltd. ............................         Beverages & Tobacco                   93,000             208,624
British American Tobacco Co. (Singapore) Ltd. ..........         Beverages & Tobacco                   44,000             101,569
Chemical Industries (Far East) Ltd. ....................              Chemicals                       606,900             754,359
*Chemical Industries (Far East) Ltd., wts. .............              Chemicals                       184,800              24,884
City Developments Ltd. .................................       Construction & Housing               1,601,000           4,472,755
Cycle & Carriage Ltd. ..................................             Automobiles                    1,644,000           4,009,044
Delgro Corp. ...........................................           Transportation                   1,260,200             902,540
First Capital Corp. Ltd. ...............................             Real Estate                    3,441,000           1,171,101
Fraser and Neave Ltd. ..................................         Beverages & Tobacco                2,056,000           5,524,854
GP Batteries International Ltd. ........................      Electrical & Electronics                 24,000              43,753
*GP Batteries International Ltd., wts. .................      Electrical & Electronics                  9,250               4,818
Hai Sun Hup Group Ltd. .................................           Transportation                   4,212,000             984,753
*Hai Sun Hup Group Ltd., wts. ..........................           Transportation                     870,400              36,063
Hinds Hotels International Ltd. ........................          Leisure & Tourism                   414,000             257,295
*Hong Leong Finance Ltd., fgn. .........................         Financial Services                   478,000             390,435
Hour Glass Ltd. ........................................            Merchandising                     320,000              56,822
*Inchcape Marketing Services Ltd. ......................      Broadcasting & Publishing             1,458,000             349,506
Inchcape Motores Ltd. ..................................   Wholesale & International Trade          1,441,000             989,381
Isetan (Singapore) Ltd. ................................            Merchandising                      68,000              64,197
Jaya Holdings Ltd. .....................................           Transportation                     718,000             169,991
*Jaya Holdings Ltd., wts. ..............................           Transportation                      75,240               1,447
Jurong Shipyard Ltd. ...................................       Machinery & Engineering              1,876,000           9,049,660
Keppel Corp., Ltd. .....................................           Transportation                   3,277,000           4,926,653
MCL Land Ltd. ..........................................             Real Estate                    5,173,000           1,852,421
Metro Holdings Ltd. ....................................   Wholesale & International Trade            985,000             594,673
Natsteel Ltd. ..........................................           Metals & Mining                  5,447,000           5,287,410
*Neptune Orient Lines Ltd. .............................           Transportation                   3,741,000           1,295,345
*Osprey Maritime Ltd. ..................................           Transportation                   1,003,000             463,060
Osprey Maritime Ltd., cvt., pfd. .......................           Transportation                     179,280              63,669
*Overseas Union Enterprise Ltd. ........................          Leisure & Tourism                 1,463,000           2,156,182
Prima Ltd. .............................................      Food & Household Products                98,000             154,584
Republic Hotels & Resorts Ltd. .........................          Leisure & Tourism                   657,000             272,211
Robinson & Co., Ltd. ...................................            Merchandising                     264,200             672,424
SBS Bus Service Ltd., fgn. .............................           Transportation                     354,600             145,870
Sembawang Corp. Ltd. ...................................           Multi-Industry                   3,188,000           3,755,028
Singapore Petroleum Company, fgn. ......................              Chemicals                        87,000              31,154
Tibs Holdings Ltd. .....................................           Transportation                      89,500              34,963
Times Publishing Ltd. ..................................      Broadcasting & Publishing               278,000             460,728
United Industrial Corporation Ltd. .....................             Real Estate                   17,164,000           4,927,221
United Overseas Land Ltd. ..............................             Real Estate                    2,752,000           1,482,285

                                                                              15

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SINGAPORE (CONT.)
*Van Der Horst Ltd. ....................................       Machinery & Engineering                551,000      $       97,840
WBL Corp. Ltd. .........................................           Multi-Industry                     446,000             290,382
                                                                                                                   --------------
                                                                                                                       60,371,812
                                                                                                                   --------------
SLOVAK REPUBLIC .2%
Nafta Gbely AS..........................................     Utilities Electrical & Gas                99,331           1,413,602
Slovakofarma AS.........................................       Health & Personal Care                     348              33,657
Slovnaft AS.............................................              Chemicals                       106,971           2,100,814
Vychodoslovenske Zeleziarne AS..........................           Metals & Mining                     68,977             569,344
                                                                                                                   --------------
                                                                                                                        4,117,417
                                                                                                                   --------------
SOUTH AFRICA 3.3%
Aeci Ltd. ..............................................              Chemicals                       716,100           2,847,649
Alpha Ltd. .............................................   Building Materials & Components            106,100             780,017
Anglo American Industrial Corp. Ltd. ...................           Multi-Industry                     413,707           6,843,274
Anglo-American Corp of South Africa Ltd. ...............           Metals & Mining                     96,500           3,224,728
Anglovaal Industried Ltd. ..............................           Multi-Industry                   1,463,370           1,589,291
Bonnita Holdings Ltd. ..................................      Food & Household Products               197,000              83,935
BTR Dunlop Ltd. ........................................        Industrial Components               1,573,400             557,328
CG Smith Ltd. ..........................................           Multi-Industry                     803,000           2,186,951
De Beers/Centenary Linked Units, Reg. ..................    Misc Materials & Commodities              186,500           3,247,001
*Del Monte Royal Foods Ltd. ............................      Food & Household Products             4,463,450           2,013,586
Edgars Stores Ltd. .....................................         Textiles & Apparel                   316,861           2,779,482
Engen Ltd. .............................................           Energy Sources                   2,270,141           6,220,604
Kersaf Investments Ltd. ................................          Leisure & Tourism                   393,600           1,775,639
Malbak Ltd. ............................................           Multi-Industry                   2,146,025           1,434,269
McCarthy Retail Ltd. ...................................           Multi-Industry                     561,728             516,208
McCarthy Retail Ltd., zero coupon, cvt., 9/30/03........           Multi-Industry                      66,833**            75,376
Palabora Mining Co. Ltd. ...............................           Metals & Mining                    304,205           1,601,101
Polifin Ltd. ...........................................              Chemicals                        67,900              60,129
*Rainbow Chicken Ltd. ..................................      Food & Household Products               197,716              13,214
Rembrandt Group Ltd. ...................................           Multi-Industry                     322,870           1,996,022
Reunert Ltd. ...........................................      Electrical & Electronics              2,296,000           2,570,292
*Sappi Ltd. ............................................       Forest Products & Paper              1,300,760           4,835,741
Sasol Ltd. .............................................           Energy Sources                     387,500           2,223,997
South African Breweries Ltd. ...........................         Beverages & Tobacco                  106,095           2,162,672
South African Iron & Steel Industrial Corp. Ltd. .......           Metals & Mining                 27,186,652           5,087,561
Sun International (South Africa) Ltd. ..................          Leisure & Tourism                 4,624,028           1,537,480
Tongaat-Hulett Group Ltd. ..............................           Multi-Industry                     152,400           1,126,767
Toyota South Africa Limited.............................             Automobiles                       73,500             264,035
Voltex Holdings Ltd. ...................................      Electrical & Electronics                310,894             114,280
                                                                                                                   --------------
                                                                                                                       59,768,629
                                                                                                                   --------------
SOUTH KOREA 2.7%
Asia Cement Manufacturing Company Ltd. .................   Building Materials & Components             91,810             434,643
*Boram Bank Co. Ltd. ...................................               Banking                        712,349           1,255,561
BYC Co. Ltd. ...........................................         Textiles & Apparel                     7,180             196,103
*Cho Hung Bank Co. Ltd. ................................               Banking                        300,000             182,447
*Cho Hung Bank Co. Ltd., GDR............................               Banking                        240,000             150,000
*Cho Hung Bank Co. Ltd., GDR 144A.......................               Banking                        700,000             437,500
*Daegu Bank Co. Ltd. ...................................               Banking                        439,542             464,192
Daewoo Electric Components Co. Ltd. ....................       Electronic Components &                290,000             485,798
                                                                     Instruments
*Daewoo Electronics Co. ................................      Electrical & Electronics              1,058,900           2,776,431
Dongbu Steel Co. Ltd. ..................................           Metals & Mining                    116,000             232,338
Dongkuk Steel Mill Co. Ltd. ............................           Metals & Mining                    200,660             701,506
Hae In Corp. Ltd. ......................................            Merchandising                      55,000             220,721
Hana Bank...............................................               Banking                        165,723             597,472
Hana Bank, GDR..........................................               Banking                        607,889           2,158,006
Hankook Cosmetics Co. Ltd. .............................       Health & Personal Care                  14,940              81,610

 16

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SOUTH KOREA (CONT.)
*Hotel Shilla Co. ......................................          Leisure & Tourism                   216,490      $      711,122
Korea Electric Power Corp. .............................     Utilities Electrical & Gas             1,318,720          14,070,829
*Kyong Nam Bank.........................................               Banking                        365,750             314,337
Kyung Dong Boiler Co. Ltd. .............................     Energy Equipment & Services               27,573             142,584
LG Electronics Inc. ....................................      Electrical & Electronics                193,000           1,581,391
LG Industrial Systems Ltd. .............................      Electrical & Electronics                268,000             653,897
Moon Bae Steel Co. Ltd. ................................           Metals & Mining                      9,000              37,429
Saehan Precision Co. Ltd. ..............................      Electrical & Electronics                 48,218             516,245
Samsung Display Devices Ltd. ...........................      Electrical & Electronics                173,229           4,731,309
Samsung Electronics Co. Ltd. ...........................           Multi-Industry                     309,237           9,572,158
*Samsung Heavy Industries Co. Ltd. .....................       Machinery & Engineering                704,000           3,512,309
Seah Steel Corp. .......................................           Metals & Mining                     16,483              67,229
Shin Poong Paper Manufacturing Co. Ltd. ................       Forest Products & Paper                 32,692             216,677
Shin Young Wocoal Inc. .................................         Textiles & Apparel                     8,210             283,433
Ssangyong Oil Refining Co. Ltd. ........................     Energy Equipment & Services              318,660           2,158,440
*Tong Yang Merchant Bank................................         Financial Services                   274,596             673,990
                                                                                                                   --------------
                                                                                                                       49,617,707
                                                                                                                   --------------
SRI LANKA
Aitken Spence & Co. Ltd. ...............................           Multi-Industry                      46,533              67,594
Associated Motorways Ltd. ..............................             Automobiles                        4,432               2,609
*Ceylon Holiday Resorts Inc. ...........................          Leisure & Tourism                    90,300              38,661
*Lanka Walltile Ltd. ...................................   Building Materials & Components              8,000               1,284
National Development Bank of Sri Lanka..................               Banking                        280,000             535,168
United Motor Lanka Ltd. ................................             Automobiles                       74,400              36,688
                                                                                                                   --------------
                                                                                                                          682,004
                                                                                                                   --------------
THAILAND 3.7%
Advanced Info Service Ltd., fgn. .......................         Telecommunications                   675,800           2,875,745
American Standard Sanitaryware Public Co. Ltd., fgn. ...   Building Materials & Components            180,200             719,948
*Asia Fibre Public Co. Ltd., fgn. ......................         Textiles & Apparel                   444,200              14,702
Ayudhya Insurance Public Co. Ltd., fgn. ................              Insurance                       186,800             680,076
Bangkok Bank Public Co. Ltd. ...........................               Banking                     11,434,600          11,758,986
Bangkok Bank Public Co. Ltd., fgn. .....................               Banking                         44,500              54,704
Bangkok Insurance Public Co. Ltd. BKI...................              Insurance                        85,000             391,844
Bangkok Insurance Public Co. Ltd. BKI, fgn. ............              Insurance                         4,900              37,069
Bank of Ayudhya Public Co. Ltd., fgn. ..................               Banking                     13,076,000           1,700,189
Banpu Public Co. Ltd. ..................................           Energy Sources                     501,800             486,378
Banpu Public Co. Ltd., fgn. ............................           Energy Sources                      47,400              77,319
Charoen Pokphand Feedmill Public Co. Ltd. ..............      Food & Household Products             2,408,700           1,765,241
Charoen Pokphand Feedmill Public Co. Ltd., fgn. ........      Food & Household Products               523,500             439,344
*Dusit Thani Public Company Ltd., fgn. .................          Leisure & Tourism                   135,000             130,213
*Hana Microelectronics Co. Ltd., fgn. ..................      Electrical & Electronics                814,800           2,080,340
*Hua Thai Manufacturing Public Co. Ltd. ................         Textiles & Apparel                   125,100             171,532
Industrial Finance Corp. of Thailand....................         Financial Services                 1,744,417             346,409
Industrial Finance Corp. of Thailand, fgn. .............         Financial Services                10,569,883           2,173,948
*Italian-Thai Development Public Co. Ltd. ..............       Construction & Housing                  30,000              15,248
*Italian-Thai Development Public Co. Ltd., fgn. ........       Construction & Housing                 695,100             353,301
*Jasmine International Public Co. Ltd. .................         Telecommunications                   521,000             166,277
*Jasmine International Public Co. Ltd., fgn. ...........         Telecommunications                 4,140,000           1,345,745
*Karat Sanitaryware Public Co. Ltd., fgn. ..............   Building Materials & Components            311,466              46,389
Kian Gwan (Thailand) Public Co. Ltd., fgn. .............             Real Estate                      104,000             121,702
*Land and House Public Co. Ltd. ........................             Real Estate                    3,088,011             547,520
*Land and House Public Co. Ltd., fgn. ..................             Real Estate                    2,045,871             483,657
*National Petrochemical Public Company Ltd., fgn. ......              Chemicals                       343,200              95,333
*Phatra Thanakit Public Co. Ltd., fgn. .................         Financial Services                 6,930,413             622,590
Regional Container Lines Public Co. Ltd. ...............           Transportation                     108,997              85,033
Regional Container Lines Public Co. Ltd., fgn. .........           Transportation                     486,903             460,428
Saha Pathanapibul Public Co. Ltd., fgn. ................      Food & Household Products               593,100             496,003
Saha Union Public Co. Ltd. .............................           Multi-Industry                   4,696,100           2,692,209

                                                                              17

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
THAILAND (CONT.)
Saha Union Public Co. Ltd., fgn. .......................           Multi-Industry                   1,074,300      $      653,977
*Sanyo Universal Electric Public Co. Ltd., fgn. ........   Appliances & Household Durables            575,900             108,917
*Serm Suk Public Co. Ltd. ..............................      Food & Household Products               410,000           1,938,534
*Serm Suk Public Co. Ltd., fgn. ........................      Food & Household Products                 8,200              58,156
*SG Asia Credit Public Co. Ltd. ........................         Financial Services                    40,000               7,943
*SG Asia Credit Public Co. Ltd., fgn. ..................         Financial Services                   170,130              59,324
Shinawatra Computer & Comm. Public Co. Ltd. ............      Electrical & Electronics                 25,500              71,738
*Siam Cement Public Co. Ltd. ...........................   Building Materials & Components            807,000           3,434,043
*Siam Cement Public Co. Ltd., fgn. .....................   Building Materials & Components            357,000           1,721,702
Siam Commercial Bank Ltd., fgn. ........................               Banking                      4,643,832           1,482,074
Siam Commercial Bank Ltd., loc. ........................               Banking                      3,347,634           1,028,824
Siam Makro Public Company Ltd., fgn. ...................            Merchandising                   1,763,000           2,417,352
*Sino-Thai Engineering & Construction Public Co.,
  fgn. .................................................       Construction & Housing                 893,900              99,322
Thai Airways International Public Co. Ltd., fgn. .......           Transportation                   1,747,400           1,456,167
*Thai Asahi Glass Public Co. Ltd. ......................   Building Materials & Components             94,910               7,853
*Thai Asahi Glass Public Co. Ltd., fgn. ................   Building Materials & Components             32,000               2,648
*Thai Engine Manufacturing Public Company Ltd. .........       Machinery & Engineering                405,000             141,223
Thai Farmers Bank Public Co. Ltd. ......................               Banking                     13,619,800           9,820,423
*Thai Investments and Securities Ltd. ..................         Financial Services                 1,450,600             171,466
Thai Military Bank Ltd., fgn. ..........................               Banking                     10,181,700           1,251,651
*Thai Petrochemical Industry Public Co. Ltd., fgn. .....              Chemicals                     5,528,960             392,125
Thai Plastic and Chemical Co. Ltd., fgn. ...............              Chemicals                         2,200               4,083
Thai Rayon Public Co. Ltd. .............................         Textiles & Apparel                    33,546              45,600
Thai Rayon Public Co. Ltd., fgn. .......................         Textiles & Apparel                    38,214              51,946
*Thai Telephone & Telecommunication Public Co. Ltd. ....         Telecommunications                    37,000               4,286
*Thai Telephone & Telecommunication Public Co. Ltd.,
  fgn. .................................................         Telecommunications                 6,479,500             811,852
Thai Wacoal Public Co. Ltd., fgn. ......................         Textiles & Apparel                   236,550             575,996
*Tipco Asphalt Public Co. Ltd., fgn. ...................   Building Materials & Components          1,434,200           1,627,461
*Total Access Communication Public Co. Ltd. ............         Telecommunications                 2,823,800           3,021,466
*United Communications Industries, fgn. ................         Telecommunications                 3,087,000           1,459,574
United Motor Works (Siam) Public Co. Ltd. ..............       Machinery & Engineering                  2,100               1,390
                                                                                                                   --------------
                                                                                                                       67,364,538
                                                                                                                   --------------
TURKEY 4.0%
Akbank ORD New..........................................               Banking                    444,833,592          14,360,244
Akbank..................................................               Banking                    281,211,520           8,022,551
Alarko Sanayii ve Ticaret SA............................   Appliances & Household Durables          3,833,998             241,064
*Anadolu Anonim Turk Sigorta Sirketi, br. ..............              Insurance                    21,308,000             363,932
Arcelik AS..............................................   Appliances & Household Durables         95,960,854           4,502,668
Beko Elektronik AS......................................   Appliances & Household Durables         63,877,200           1,678,455
Borusan AS..............................................        Industrial Components               4,688,000             193,574
*Cimentas Izmir Cimento Fabrikasi Turk AS...............   Building Materials & Components         31,258,625           1,760,058
Erciyas Biracilik.......................................      Food & Household Products            29,847,000           4,537,551
*Eregli Demir ve Celik Fabrikalari AS...................           Metals & Mining                 46,002,000           7,166,227
*Finansbank ORD New.....................................               Banking                     75,355,420             876,884
Finansbank..............................................               Banking                    112,927,481           1,610,827
Izocam Ticaret ve Sanayii AS, br. ......................   Building Materials & Components         24,204,776             381,607
Kartonsan...............................................       Forest Products & Paper             17,680,250           1,377,122
Koc Holding AS..........................................           Multi-Industry                  14,636,591           2,856,992
Marshall Boya ve Vernik Sanayii AS......................        Industrial Components               6,022,568             847,771
*Netas Northern Electric Telekomunic Asyon AS...........      Electrical & Electronics              2,143,000             571,145
Sabanci Holdings AS, ADR................................           Multi-Industry                     720,000          11,088,000
Tat Konserve Sanayii AS.................................      Food & Household Products            13,990,210             467,391
*Tofas Turk Otomobil Fabrikasi AS.......................             Automobiles                   33,404,125           1,410,647
Turk Demir Dokum, br. ..................................   Appliances & Household Durables         25,494,646             435,438
*Turkiye Garanti Bankasi AS.............................               Banking                    169,658,345           7,801,482
Vakif Finansal Kiralama AS..............................         Financial Services                35,843,612             518,010
                                                                                                                   --------------
                                                                                                                       73,069,640
                                                                                                                   --------------

 18

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                                   SHARES/
                                                                      INDUSTRY                 PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
VENEZUELA .7%
Ceramica Carabobo CA, A.................................   Building Materials & Components            332,420      $       66,153
Ceramica Carabobo CA, A, ADR............................   Building Materials & Components             31,585              62,855
Ceramica Carabobo CA, B.................................   Building Materials & Components          1,243,290             260,914
Corporacion Industrial Carabobo Saca SIC, B.............   Building Materials & Components          6,750,959              77,554
Electricidad de Caracas SAICA SACA......................     Utilities Electrical & Gas            13,654,677           6,169,561
Industrias Ventane IVE..................................     Utilities Electrical & Gas             1,120,000              48,629
*International Briquettes Holdings......................           Metals & Mining                         39                 215
*Manufacturera de Aparatos Domesticos SA................   Appliances & Household Durables            180,613              65,023
Mavesa SA, ADR..........................................      Food & Household Products             1,092,112           3,481,107
Siderurgica Venezolana Sivensa Saica Svs., ADR, A.......           Metals & Mining                     33,771             207,421
Vencemos de Cementos SA.................................   Building Materials & Components          1,043,634           1,038,432
Venezolana de Cementos-Vencemos, #2.....................   Building Materials & Components            688,996             684,939
                                                                                                                   --------------
                                                                                                                       12,162,803
                                                                                                                   --------------
ZIMBABWE .1%
Delta Corp. ............................................           Multi-Industry                     492,604             322,750
Meikles Africa Ltd. ....................................           Multi-Industry                     115,000             140,875
TA Holdings.............................................           Multi-Industry                      25,000               1,458
Zimbabwe Sun Ltd. ......................................           Multi-Industry                   2,685,627             417,532
                                                                                                                   --------------
                                                                                                                          882,615
                                                                                                                   --------------
TOTAL LONG TERM INVESTMENTS (COST $1,999,605,653).......                                                            1,272,432,359
                                                                                                                   --------------
SHORT TERM INVESTMENTS (COST $493,801,924) 27.4%
U.S. Treasury Bills, 4.935% to 5.13% with maturities to
  12/17/98..............................................                                          501,912,000         494,000,267
                                                                                                                   --------------
TOTAL INVESTMENTS (COST $2,493,407,577) 97.9%...........                                                            1,766,432,626
OTHER ASSETS, LESS LIABILITIES 2.1%.....................                                                               38,674,544
                                                                                                                   --------------
TOTAL NET ASSETS 100.0%.................................                                                           $1,805,107,170
                                                                                                                   --------------
                                                                                                                   --------------

*Non-income producing.
**Securities traded in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at June 30, 1998, were $4,680,412.

                       See Notes to Financial Statements.
                                                                              19

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $2,493,407,577)...........................................  $1,766,432,626
 Receivables:
  Investment securities sold................................      40,213,184
  Capital shares sold.......................................       1,832,053
  Dividends and interest....................................       9,235,878
                                                              --------------
     Total assets...........................................   1,817,713,741
                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased...........................       9,204,091
  Capital shares redeemed...................................          61,237
  To affiliates.............................................       2,054,544
 Funds advanced by custodian................................           2,168
 Accrued liabilities........................................       1,284,531
                                                              --------------
     Total liabilities......................................      12,606,571
                                                              --------------
Net assets, at value........................................  $1,805,107,170
                                                              ==============
Net assets consist of:
 Undistributed net investment income........................  $   16,107,941
 Net unrealized depreciation................................    (726,974,951)
 Accumulated net realized loss..............................      (4,489,906)
 Capital shares.............................................   2,520,464,086
                                                              --------------
Net assets, at value........................................  $1,805,107,170
                                                              ==============

Net asset value per share ($1,805,107,170 / 214,100,660
  shares outstanding).......................................           $8.43
                                                              ==============

                       See Notes to Financial Statements.
 20

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,953,043)
 Dividends..................................................    $  27,776,234
 Interest...................................................       11,058,952
                                                                -------------
     Total investment income................................                        $  38,835,186
Expenses:
 Management fees (Note 3)...................................       12,830,532
 Administrative fees (Note 3)...............................          860,977
 Transfer agent fees (Note 3)...............................            4,400
 Custodian fees.............................................        1,986,820
 Reports to shareholders....................................           11,700
 Registration and filing fees...............................          120,000
 Professional fees..........................................           30,000
 Directors' fees and expenses...............................           22,000
 Amortization of organization costs.........................            5,550
 Other......................................................           16,523
                                                                -------------
     Total expenses.........................................                           15,888,502
                                                                                    -------------
          Net investment income.............................                           22,946,684
                                                                                    -------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................       43,370,701
  Foreign currency transactions.............................           18,361
                                                                -------------
     Net realized gain......................................                           43,389,062
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     (460,283,826)
  Translation of assets and liabilities denominated in
    foreign currencies......................................          664,885
                                                                -------------
     Net unrealized depreciation............................                         (459,618,941)
                                                                                    -------------
Net realized and unrealized loss............................                         (416,229,879)
                                                                                    -------------
Net decrease in net assets resulting from operations........                        $(393,283,195)
                                                                                    =============='

                       See Notes to Financial Statements.
                                                                              21

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31,
                                                                  ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   22,946,684      $   29,218,762
  Net realized gain from investments and foreign currency
    transactions............................................         43,389,062          31,325,228
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
    currencies..............................................       (459,618,941)       (373,187,334)
                                                                -------------------------------------
     Net decrease in net assets resulting from operations...       (393,283,195)       (312,643,344)
 Distributions to shareholders from:
  Net investment income.....................................         (8,407,637)        (29,706,898)
  Net realized gains........................................                 --         (80,352,717)
 Capital share transactions (Note 2)........................        282,916,772         781,047,570
                                                                -------------------------------------
     Net increase (decrease) in net assets..................       (118,774,060)        358,344,611
Net assets:
 Beginning of period........................................      1,923,881,230       1,565,536,619
                                                                -------------------------------------
 End of period..............................................     $1,805,107,170      $1,923,881,230
                                                                =====================================

Undistributed net investment income included in net assets:
 End of period..............................................     $   16,107,941      $    1,568,894
                                                                =====================================

                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Emerging Market Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve long-term capital growth by investing primarily in equity securities of issuers in countries with emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Brazilian government has exercised and may continue to exercise substantial influence over the exchange of Brazilian currency. Under current Brazilian law, whenever there occurs a serious imbalance of Brazil's balance of payments or serious reasons to foresee the imminence of such an imbalance, Brazil's National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. The Fund has investments in Brazilian companies with a value of approximately $177 million as of June 30, 1998.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

                                                                              23

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At June 30, 1998, there were 700 million shares authorized ($0.01 par value), of which 225 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                                    SIX MONTHS ENDED                        YEAR ENDED
                                                                     JUNE 30, 1998                       DECEMBER 31, 1997
                                                              ------------------------------------------------------------------
                                                                SHARES          AMOUNT               SHARES           AMOUNT
                                                              ------------------------------------------------------------------
Shares sold.................................................   48,861,547    $ 487,610,509          74,259,980    $1,000,379,973
Shares issued on reinvestment of distributions..............      695,419        7,355,792          10,166,940       103,837,009
Shares redeemed.............................................  (20,984,290)    (212,049,529)        (24,610,709)     (323,169,412)
                                                              ------------------------------------------------------------------
Net increase................................................   28,572,676    $ 282,916,772          59,816,211    $  781,047,570
                                                              ==================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TAML and FT Services agreed in advance to limit total expenses of the Fund to an annual rate of 1.60% of average net assets through May 1, 1999. For the six months ended June 30, 1998, no reimbursement was necessary under the agreement.

Legal fees of $40,350 were paid to a law firm in which a partner is an officer of the Fund.

 24

PAGE

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At June 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes of $2,534,113,176 was as follows:

Unrealized appreciation.....................................  $ 107,083,531
Unrealized depreciation.....................................   (874,764,081)
                                                              -------------
Net unrealized depreciation.................................  $(767,680,550)
                                                              =============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30,1998 aggregated $391,876,534 and $356,352,593, respectively.

                                                                              25

PAGE

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.



                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
                                                Fund Information: 1-800-362-6243

ZT456 S 6/98